Subsequent Events (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 08, 2023	Sep. 07, 2023	Mar. 29, 2023	Mar. 10, 2023	Feb. 28, 2023	Feb. 20, 2023	Jan. 27, 2023	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Milestone payment description					The Company entered into a License Agreement with L&F Research LLC (“L&F Research”) effective December 15, 2015, as amended (the “L&F License Agreement”) pursuant to which L&F granted us an exclusive royalty-bearing, worldwide, sublicensable license under the patent and intellectual property rights and know-how specific to and for the development and commercialization of VAR 200, for the treatment, inhibition or prevention of kidney disease in humans and symptoms thereof, including focal segmental glomerulosclerosis. On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waived L&F’s right to terminate the L&F License Agreement or any other remedies, for non-payment of the First Milestone Payment, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (“Waiver B”).
Cash payment						$ 6,819
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Financial Designation, Predecessor and Successor [Fixed List]								Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant				372
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				372								44,753
Interest rate						2.00%
[custom:StockIssuedDuringPeriodSharesCommonStockReservedForIssuance]	155,803	114,286
Executive Officer [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period				143
Waiver A [Member]
Subsequent Event [Line Items]
Debt forgiveness			$ 351,579		$ 351,579
Cash payment			648,421		$ 648,421
Maturity date					Mar. 31, 2023
Waiver B [Member]
Subsequent Event [Line Items]
Cash payment					$ 500,000
Maturity date					Jan. 31, 2024
Subsequent Event [Member]
Subsequent Event [Line Items]
Milestone payment description					On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (‘Waiver B”).
Cash payment						$ 260,000
Minimum waiver amount					$ 30,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period							2,857
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 79.10			$ 73.85
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				372
Interest rate						2.00%
Subsequent Event [Member] | Employee [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant				372
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period				143
Subsequent Event [Member] | Waiver A [Member]
Subsequent Event [Line Items]
Debt forgiveness					351,579
Cash payment			$ 648,421		$ 648,421
Maturity date					Mar. 31, 2023
Subsequent Event [Member] | Waiver B [Member]
Subsequent Event [Line Items]
Cash payment					$ 500,000
Maturity date					Jan. 31, 2024